Buffalo Flexible Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	100,000	$2,484,000
Verizon Communications, Inc.	225,000	9,164,250
		11,648,250
Entertainment - 1.0%
Lionsgate Studios Corp. (a)	480,000	4,382,400
Total Communication Services		16,030,650

Consumer Staples - 15.0%
Beverages - 4.0%
Coca-Cola Co.	100,000	6,991,000
PepsiCo, Inc.	75,000	10,764,000
		17,755,000
Consumer Staples Distribution & Retail - 3.9%
Costco Wholesale Corp.	20,000	17,246,800

Food Products - 1.8%
Conagra Brands, Inc.	40,000	692,400
General Mills, Inc.	150,000	6,975,000
		7,667,400
Household Products - 5.3%
Clorox Co.	50,000	5,041,500
Colgate-Palmolive Co.	25,000	1,975,500
Kimberly-Clark Corp.	70,000	7,062,300
Procter & Gamble Co.	65,000	9,315,150
		23,394,450
Total Consumer Staples		66,063,650

Energy - 25.7% (b)
Energy Equipment & Services - 1.4%
SLB Ltd.	165,000	6,332,700

Oil, Gas & Consumable Fuels - 24.3%
APA Corp.	370,000	9,050,200
Chevron Corp.	225,000	34,292,250
ConocoPhillips	150,000	14,041,500
Delek Logistics Partners LP	140,000	6,246,800
Exxon Mobil Corp.	160,000	19,254,400
HF Sinclair Corp.	70,000	3,225,600
Kinder Morgan, Inc.	560,000	15,394,400
Marathon Petroleum Corp.	35,000	5,692,050
		107,197,200
Total Energy		113,529,900

Financials - 8.9%
Banks - 2.2%
Truist Financial Corp.	200,000	9,842,000

Insurance - 6.7%
Allstate Corp.	80,000	16,652,000
Arthur J. Gallagher & Co.	50,000	12,939,500
		29,591,500
Total Financials		39,433,500

Health Care - 17.8%
Biotechnology - 2.2%
Gilead Sciences, Inc.	80,000	9,819,200

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	70,000	8,770,300

Pharmaceuticals - 13.6%
Eli Lilly & Co.	28,000	30,091,040
Johnson & Johnson	75,000	15,521,250
Merck & Co., Inc.	80,000	8,420,800
Pfizer, Inc.	250,000	6,225,000
		60,258,090
Total Health Care		78,847,590

Industrials - 3.7%
Commercial Services & Supplies - 3.0%
Pitney Bowes, Inc.	200,000	2,114,000
Waste Management, Inc.	50,000	10,985,500
		13,099,500
Electrical Equipment - 0.7%
ABB Ltd. - ADR	45,000	3,328,650
Total Industrials		16,428,150

Information Technology - 20.9%
Communications Equipment - 3.1%
Cisco Systems, Inc.	175,000	13,480,250

IT Services - 4.7%
International Business Machines Corp.	70,000	20,734,700

Semiconductors & Semiconductor Equipment - 3.3%
QUALCOMM, Inc.	85,000	14,539,250

Software - 9.8%
Microsoft Corp.	90,000	43,525,800
Total Information Technology		92,280,000

Materials - 0.9%
Metals & Mining - 0.9%
Rio Tinto PLC - ADR	50,000	4,001,500
TOTAL COMMON STOCKS (Cost $152,139,116)		426,614,940

REAL ESTATE INVESTMENT TRUSTS - 2.9%	Shares	Value
Real Estate - 2.9%
Specialized REITs - 2.9%
Digital Realty Trust, Inc.	85,000	13,150,350
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,959,048)		13,150,350

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	2,449,104	2,449,104
TOTAL MONEY MARKET FUNDS (Cost $2,449,104)		2,449,104

TOTAL INVESTMENTS - 100.0% (Cost $159,547,268)		442,214,394
Liabilities in Excess of Other Assets - (0.0)% (d)		(114,095)
TOTAL NET ASSETS - 100.0%		$442,100,299

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Flexible Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$426,614,940	$–	$–	$426,614,940
Real Estate Investment Trusts	13,150,350	–	–	13,150,350
Money Market Funds	2,449,104	–	–	2,449,104
Total Investments	$442,214,394	$–	$–	$442,214,394

Refer to the Schedule of Investments for further disaggregation of investment categories.